Condensed Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (7,104)	$ (8,348)	$ (11,328)	$ (7,890)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,441	2,258	3,015	4,298
Depreciation and amortization	142	137	184	144
Noncash interest on note payable - related party	66	110	132	1,007
Lease termination				46
Gain on legal settlement				(100)
Changes in operating assets and liabilities:
Accounts receivable	(339)	541	694	(94)
Inventory	125	(185)	(8)	178
Prepaid expenses and other current assets	(45)	(171)	28	191
Accounts payable and accrued liabilities	360	307	633	383
Lease termination/abandonment payable		(248)	(248)	(376)
Net cash used in operating activities	(5,354)	(5,599)	(6,898)	(2,213)
Investing activities
Purchases of property and equipment	(3)	(100)	(123)	(266)
(Increase) decrease in security deposit on lease		28	28	(8)
Net cash used in investing activities	(3)	(72)	(95)	(274)
Financing activities
Proceeds from issuance of common stock, net of costs to issue		13,095	13,095	6,644
Proceeds from issuance of note payable/amounts due to related party				795
Proceeds from cash released from restricted cash account securing a letter of credit			50
Shares repurchased to satisfy tax withholding obligation for restricted stock awards	(61)	(363)	(363)
Repayment of capital lease obligation	(63)	(56)	(76)	(42)
Net cash provided by (used in) financing activities	(124)	12,676	12,706	7,397
Net increase (decrease) in cash	(5,481)	7,005	5,713	4,910
Cash and cash equivalents, beginning of period	10,832	5,119	5,119	209
Cash and cash equivalents, end of period	$ 5,351	12,124	10,832	5,119
Supplemental disclosure of cash flow information
Cash paid for interest			6	1
Noncash financing and investing activities
Fair value of warrants and options for overallotment shares to underwriters issued in connection with public stock offering		330	330	300
Asset acquired under capital lease				164
From Related Party Payable To Note Payable Related Party [Member]
Noncash financing and investing activities
Conversion of amounts due to related party to note payable - related party		$ 1,045	$ 1,045
Capital Unit, Class C [Member]
Noncash financing and investing activities
Conversion of note payable to Class C Units				$ 27,326